Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Flexible Stock Plan Options
At December 31, 2020, the following common shares were authorized for issuance under the Plan:

	Shares Available for Issuance	Maximum Number of Authorized Shares
Unexercised options	.5	.5
Outstanding stock units—vested	3.5	8.4
Outstanding stock units—unvested	.9	2.8
Available for grant	13.0	13.0
Authorized for issuance at December 31, 2020	17.9	24.7

Components Of Stock-Based Compensation	The following table recaps the impact of stock-based compensation on the results of operations for each of the periods presented:

	Year Ended December 31
	2020		2019		2018
	To Be Settled With Stock	To Be Settled In Cash	To Be Settled With Stock	To Be Settled In Cash	To Be Settled With Stock	To Be Settled In Cash
Stock-based retirement plans contributions [2]	$3.5	$.7	$3.7	$.6	$5.6	$1.0
Discounts on various stock awards:
Deferred Stock Compensation Program [1]	2.2	—	2.1	—	1.9	—
Stock-based retirement plans [2]	1.4	—	1.3	—	1.3	—
Discount Stock Plan [6]	.9	—	1.0	—	1.1	—
Performance Stock Unit (PSU) awards: [3]
2018 and later PSU - TSR based 3A	3.2	(.7)	2.8	4.1	1.2	.8
2018 and later PSU - EBIT CAGR based 3B	(1.9)	(2.0)	3.8	5.3	2.9	2.5
2017 and prior PSU awards 3C	—	—	1.8	1.0	3.6	(1.3)
Profitable Growth Incentive (PGI) awards [4]	—	—	—	—	.9	.9
Restricted Stock Units (RSU) awards [5]	6.8	—	2.0	—	2.1	—
Other, primarily non-employee directors restricted stock	.9	—	1.4	—	.9	—
Total stock-related compensation expense (income)	17.0	$(2.0)	19.9	$11.0	21.5	$3.9
Employee contributions for above stock plans	12.2		13.1		14.0
Total stock-based compensation	$29.2		$33.0		$35.5

Tax benefits on stock-based compensation expense	$4.0		$4.7		$5.1
Tax benefits on stock-based compensation payments (As discussed below, we elected to pay selected awards in cash during 2018.)	2.5		5.6		3.9
Total tax benefits associated with stock-based compensation	$6.5		$10.3		$9.0

Schedule of Stock-based Compensation Assets and Liabilities
The following table recaps the impact of stock-based compensation on assets and liabilities for each of the periods presented:

	2020			2019
	Current	Long-term	Total	Current	Long-term	Total
Assets:
Diversified investments associated with the Executive Stock Unit Program [2]	$3.2	$42.7	$45.9	$2.8	$38.2	$41.0

Liabilities:
Executive Stock Unit Program [2]	$3.2	$42.2	$45.4	$2.8	$37.8	$40.6
Performance Stock Unit (TSR) award 3A	1.9	2.2	4.1	1.5	5.0	6.5
Performance Stock Unit (EBIT) award 3B	.4	1.3	1.7	4.1	3.7	7.8
Other - primarily timing differences between employee withholdings and related employer contributions to be submitted to various plans' trust accounts	5.9	—	5.9	6.2	—	6.2
Total liabilities associated with stock-based compensation	$11.4	$45.7	$57.1	$14.6	$46.5	$61.1

Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits

	Options	Units	Cash
Aggregate amount of compensation deferred during 2020	$.8	$6.9	$.9

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Stock option information for the plans discussed above is as follows:

	Total Stock Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at December 31, 2019	.6	$33.03
Granted	—	42.44
Exercised	(.1)	22.82
Outstanding at December 31, 2020	.5	$35.72	4.7	$4.6
Vested or expected to vest	.5	$35.72	4.7	$4.6
Exercisable (vested) at December 31, 2020	.5	$35.33	4.6	$4.6

Schedule of Share-based Compensation, Stock Options, Activity
Additional information related to stock option activity for the periods presented is as follows:

	Year Ended December 31
	2020	2019	2018
Total intrinsic value of stock options exercised	$2.3	$23.6	$8.8
Cash received from stock options exercised	1.5	9.3	4.8
Total fair value of stock options vested	.9	.3	.8

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table summarizes fair values calculated (and assumptions utilized) using the Black-Scholes option pricing model.

	Year Ended December 31
	2020	2019	2018
Aggregate grant date fair value	$.2	$ .5	$ <.1
Weighted-average per share grant date fair value	6.39	5.36	6.47
Risk-free interest rate	2.4%	2.8%	2.3%
Expected life in years	7.4	7.8	6.0
Expected volatility (over expected life)	22.1%	22.3%	19.4%
Expected dividend yield (over expected life)	3.7%	4.2%	3.1%

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Performance Based Units Table
Below is a summary of shares and grant date fair value related to PSU awards for the periods presented:

	Year Ended December 31
	2020	2019	2018
TSR Based
Total shares base award	.1	.1	.1
Grant date per share fair value	$38.23	$57.86	$42.60
Risk-free interest rate	1.4%	2.4%	2.4%
Expected life in years	3.0	3.0	3.0
Expected volatility (over expected life)	24.0%	21.5%	19.9%
Expected dividend yield (over expected life)	3.6%	3.4%	3.3%

EBIT CAGR Based
Total shares base award	.1	.1	.1
Grant date per share fair value	$40.52	$39.98	$40.92
Vesting period in years	3.0	3.0	3.0

Three-Year Performance Cycle for PSU - TSR Based
Award Year	Completion Date	TSR Performance Relative to the Peer Group (1%=Best)		Payout as a Percent of the Base Award	Number of Shares Distributed	Cash Portion	Distribution Date
2016	December 31, 2018	78	th percentile	—%	—	$—	First quarter 2019
2017	December 31, 2019	63	rd percentile	49.0%	.1 million	$1.6	First quarter 2020
2018	December 31, 2020	60	th percentile	56.0%	< .1 million	$2.0	First quarter 2021

Three-Year Performance Cycle for PSU - EBIT CAGR Based
Award Year	Completion Date	Payout as a Percent of the Base Award	Number of Shares Distributed	Cash Portion	Distribution Date
2018	December 31, 2020	16.0%	<.1 million	$.4	First quarter 2021

Share-Based Compensation Arrangement By Share-Based Payment Award, Performance Cycle For PGI Awards

Two-Year Performance Cycle
Award Year	Completion Date	Average Payout as a Percent of the Base Award	Estimated Number of Shares	Cash Portion	Distribution Date
2016	December 31, 2017	44.0%	—	$2.0	First quarter 2018
2017	December 31, 2018	155.0%	<.1 million	$2.2	First quarter 2019

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
Stock unit information for the plans discussed above is presented in the table below:

	DSU	ESUP	PSU*	RSU	Total Units	Weighted Average Grant Date Fair Value per Unit	Aggregate Intrinsic Value
Unvested at December 31, 2019	—	—	1.0	.1	1.1	$33.30
Granted based on current service	.3	.2	—	.2	.7	39.21
Granted based on future conditions	—	—	.2	—	.2	19.66
Vested	(.3)	(.2)	(.1)	(.2)	(.8)	55.82
Forfeited	—	—	(.3)	—	(.3)	25.92
Unvested at December 31, 2020	—	—	.8	.1	.9	$24.07	$42.3
Fully vested shares available for issuance at December 31, 2020					3.5		$153.6

*PSU awards are presented at maximum payout of 200%

Stock Units Converted To Common Stock

	Year Ended December 31
	2020	2019	2018
Total intrinsic value of vested stock units converted to common stock	$11.7	$8.0	$12.1

Discount Stock Plan

Average 2020 purchase price per share (net of discount)	$32.50
2020 number of shares purchased by employees	.2
Shares purchased since inception in 1982	23.5
Maximum shares under the plan	27.0